NATURE OF THE BUSINESS (Details Narrative) - USD ($)											1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 10, 2024	Jun. 03, 2024	Nov. 30, 2023	Jun. 12, 2023	Nov. 30, 2022	Aug. 16, 2022	Sep. 27, 2021	Sep. 23, 2021	Sep. 17, 2021	Mar. 16, 2021	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Nov. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 12, 2024	Dec. 13, 2023	Nov. 01, 2023	Oct. 31, 2023	Jun. 13, 2023	Apr. 20, 2023	Mar. 31, 2023	Dec. 05, 2022	Dec. 31, 2019	Jun. 05, 2018
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001									$ 0.0001	$ 0.0001
Warrant exercise price									$ 11.50
Gross proceeds from IPO								$ 116,150,000
Net proceeds from IPO and sale of warrants							$ 116,150,000	$ 116,150,000
Redemption percentage																					100.00%
Deposit amount					$ 125,000
Redemption price per share											$ 12.53										$ 12.53	$ 10.89
Value of shares redeemed											$ 2,801,498		$ 7,367,204			$ 6,721,795
Number of shares outstanding											258,778										258,778	1,143,123
Business combination tangible asset				$ 5,000,001
Extension note related party											$ 1,680,000										$ 1,680,000	$ 1,195,000
Interest to pay for dissolution expenses											100,000										$ 100,000
Percentage of deferred underwriting discounts and commissions payable to underwriters																					3.50%
Effective tax description						a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase.
Excise tax liability											$ 182,130										$ 182,130	80,443
Shares redeemed percentage											1.00%										1.00%
Withdrew of interest from trust account to pay taxes														$ 40,050			$ 174,000				$ 40,050	898,940
Tax refund														$ 104,305
Payments of general operating expenses																	174,000	$ 90,000
Working capital loan													174,000				174,000	$ 90,000	$ 174,000
Cash											$ 566										566	37,946
Working capital deficit											5,813,265										5,813,265
Net loss																					2,231,950	1,147,608
Expenses from operating activities																					2,572,890	1,764,719
Xtribe PLC [Member]
Loan principal amount																											$ 520,000			$ 125,000
Loan amount																																$ 100,000
Conversion price per share																																$ 4.50
Interest to pay for dissolution expenses																						80,606	$ 14,000
Net loss																			1,713,605	$ 1,269,720		2,663,314	3,167,727
Expenses from operating activities																			$ 1,734,605	$ 1,209,510		2,586,975	3,108,746
X Solution SRL [Member] | Xtribe PLC [Member]
Ownership percentage																																	100.00%
First Extension Note [Member]
Loan principal amount																															$ 750,000
Extension note related party											750,000										750,000	750,000
First Extension Note [Member] | Sponsor [Member]
Loan amount																															750,000
First Extension Note [Member] | Sponsor [Member]
Loan principal amount																															$ 750,000
Second Extension Note [Member]
Loan principal amount																												$ 390,000
Conversion price per share																												$ 0.50
Extension note related party											390,000										390,000	390,000
Second Extension Note [Member] | Sponsor [Member]
Loan amount																												$ 390,000
Second Extension Note [Member] | Sponsor [Member]
Loan principal amount																												$ 390,000
Third Extension Note [Member]
Loan principal amount			$ 330,000												$ 330,000
Extension note related party											330,000										330,000	55,000
Third Extension Note [Member] | Sponsor [Member]
Loan amount																									$ 330,000
Third Extension Note [Member] | Sponsor [Member]
Loan principal amount																									$ 330,000
Fourth Extension Note [Member]
Extension note related party											180,000										180,000	0
Fourth Extension Note [Member] | Sponsor [Member]
Loan amount																								$ 180,000
Fourth Extension Note [Member] | Sponsor [Member]
Loan principal amount																								$ 180,000
Fifth Extension Note [Member]
Extension note related party											$ 30,000										30,000	0
Fifth Extension Note [Member] | Sponsor [Member]
Loan amount	$ 180,000
Fifth Extension Note [Member] | Sponsor [Member]
Loan principal amount	180,000
Common Stock [Member]
Net loss
Common Stock [Member] | Xtribe PLC [Member]
Conversion price per share																													$ 6.57
Net loss
Extension Amendment [Member]
Deposit amount		$ 30,000	$ 55,000												$ 55,000
Number of shares redeemed															122,306
Value of shares redeemed															$ 1,322,518
Payment for deposits	$ 30,000																				$ 1,740,000
Extension Amendment [Member] | Common Stock [Member]
Number of shares redeemed	233,555	650,790	122,306	627,684	9,606,887						233,555		650,790			627,684
Redemption price per share	$ 12.00	$ 11.32	$ 10.81	$ 10.71	$ 10.20										$ 10.81
Value of shares redeemed	$ 2,801,498	$ 7,367,204	$ 1,322,518	$ 6,721,795	$ 98,000,000.0
Amount held in trust account				$ 13,551,331	$ 19,600,000
Number of shares outstanding	258,778	492,333		1,265,429	1,893,113																					1,143,123
Extension Amendment Proposal [Member] | Sponsor [Member]
Conversion price per share																															$ 0.50
Private Placement Warrants [Member]
Number of shares issued									10,000,000
Warrant exercise price									$ 11.50
Sale of stock price per share									$ 0.50
Proceeds from issuance of warrants									$ 5,000,000
Warrant price per share											$ 0.50										$ 0.50
Additional Private Placement Warrants [Member]
Number of shares issued								900,000
Sale of stock price per share								$ 0.50
Proceeds from issuance of private placement								$ 450,000
IPO [Member]
Number of shares issued									10,000,000
Common stock, par value									$ 0.0001
Warrant exercise price									11.50
Sale of stock price per share									$ 10.00
Gross proceeds from IPO									$ 100,000,000
Over-Allotment Option [Member]
Number of shares issued								11,500,000
Sale of stock price per share											$ 0.20										$ 0.20
Number of units purchased								1,500,000
Proceeds from options exercised							$ 15,000,000
Private Placement Warrants [Member]
Warrant exercise price										$ 0.50
Sale of stock price per share										$ 10.10
Proceeds from issuance of warrants										$ 5,450,000
Private Placement Warrants [Member] | Extension Amendment Proposal [Member] | Common Stock [Member]
Conversion price per share																												$ 0.50